Common Stock of Darden Restaurants, Inc.	12 Months Ended
Apr. 30, 2026
EBP 044
EBP, Investment, Fair Value and NAV [Line Items]
Common Stock of Darden Restaurants, Inc.	Common Stock of Darden Restaurants, Inc.
At April 30, 2026 and 2025, the fair value of the shares held in the non-ESOP Fund participant directed accounts was $125,660,467 (626,548 shares) and $132,685,238 (661,310 shares), respectively. For further information on the Company, participants should refer to the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on July 24, 2026. This fund also holds short-term investments.